Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 5 — Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
As of March 31, 2021:
Definite-lived intangible assets
Developed technology	$12,100	$1,513	$10,587
Customer contracts and related relationship	2,900	725	2,175
Order backlog	200	150	50
Trade names	150	56	94
Intangible assets subject to amortization	15,350	2,444	12,906
Indefinite-lived intangible assets
Trademarks	4,200	—	4,200
Total	$19,550	$2,444	$17,106

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2021:
Definite-lived intangible assets
Developed technology	$12,100	$1,008	$11,092
Customer contracts and related relationship	2,900	483	2,417
Order backlog	200	100	100
Trade names	150	38	112
Intangible assets subject to amortization	15,350	1,629	13,721
Indefinite-lived intangible assets
Trademarks	4,200	—	4,200
Total	$19,550	$1,629	$17,921
Based on the amount of intangible assets as of March 31, 2022, the expected amortization expense for each of the next five years and thereafter is as follows:

in thousands	Expected Amortization Expense
2022 (remainder)	$2,343
2023	3,021
2024	2,500
2025	2,017
2026	2,017
Thereafter	1,008
Total intangible assets	$12,906

Note 6 — Goodwill and Intangible Assets
Goodwill

in thousands
Balance as of December 31, 2020	$—
Apollo Merger	58,251
Balance as of December 31, 2021	$58,251
Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2021:
Definite-lived intangible assets
Developed technology	$12,100	$1,008	$11,092
Customer contracts and related relationship	2,900	483	2,417
Order backlog	200	100	100
Trade names	150	38	112
Intangible assets subject to amortization	15,350	1,629	13,721
Indefinite-lived intangible assets
Trademarks	4,200	—	4,200
Total	$19,550	$1,629	$17,921
There were no intangible assets as of December 31, 2020. Based on the amount of intangible assets as of December 31, 2021, the expected amortization expense for each of the next five years and thereafter is as follows:

in thousands	Expected Amortization Expense
2022	$3,158
2023	3,021
2024	2,500
2025	2,017
2026	2,017
Thereafter	1,008
Total intangible assets	$13,721